Employee Benefits (Post-Employment) - Schedule of Defined Benefit Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Service cost	$ 298	$ 250	$ 182
Interest on net liabilities (assets)	2,428	2,054	1,778
Net expenses for the year	2,726	2,304	1,960
Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	1,914	1,428	1,151
Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	539	564	497
Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	273	312	312
Petros Pension Plan [member]
Disclosure of defined benefit plans [line items]
Service cost	89	83	77
Interest on net liabilities (assets)	1,167	945	801
Net expenses for the year	1,256	1,028	878
Petros Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	917	643	487
Petros Pension Plan [member] | Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	236	257	258
Petros Pension Plan [member] | Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	103	128	133
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Service cost	44	21	35
Interest on net liabilities (assets)	32	12	29
Net expenses for the year	76	33	64
Petros 2 Pension Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	12	4	4
Petros 2 Pension Plan [member] | Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	40	18	33
Petros 2 Pension Plan [member] | Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	24	11	27
AMS Medical Plan [member]
Disclosure of defined benefit plans [line items]
Service cost	161	128	58
Interest on net liabilities (assets)	1,222	1,093	933
Net expenses for the year	1,383	1,221	991
AMS Medical Plan [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	984	780	659
AMS Medical Plan [member] | Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	263	287	204
AMS Medical Plan [member] | Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	136	154	128
Other plans [member]
Disclosure of defined benefit plans [line items]
Service cost	4	18	12
Interest on net liabilities (assets)	7	4	15
Net expenses for the year	11	22	27
Other plans [member] | Related to retirees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	1	1	1
Other plans [member] | Cost of Sales [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year		2	2
Other plans [member] | Operating expenses [member] | Active employees [member]
Disclosure of defined benefit plans [line items]
Net expenses for the year	$ 10	$ 19	$ 24